Warrants - Summary of Assumptions to Use Option-Pricing Model (Detail)		6 Months Ended		12 Months Ended
	Jul. 23, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Series Convertible Preferred Stock Warrant
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term (in years)	5 years		5 years 15 days		5 years 3 months 18 days
Expected volatility	31.80%		30.00%		30.00%
Risk-free interest rate	1.70%		1.60%		1.70%
Expected dividend yield	0.00%		0.00%		0.00%
Preferred Stock Warrant
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term (in years)		5 years
Expected volatility		31.80%
Risk-free interest rate		1.60%
Expected dividend yield		0.00%
Common Stock Warrant
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term (in years)				5 years
Expected volatility				31.80%
Risk-free interest rate				1.60%
Expected dividend yield				0.00%